Schedule of Basic and Diluted Net Income Loss Per Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Net loss per common share
Comprehensive net loss attributable to stockholders	$ (25,563,699)	$ (59,999,072)
Weighted average common shares outstanding
Basic	2,604,717	2,522,175
Diluted	2,604,717	2,522,175
Net loss per common share
Basic	$ (9.81)	$ (23.79)
Diluted	$ (9.81)	$ (23.79)